Offerings	Jan. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	5,526,315
Proposed Maximum Offering Price per Unit	20
Maximum Aggregate Offering Price	$ 110,526,300
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,263.68
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	20
Maximum Aggregate Offering Price	$ 100,000,000
Amount of Registration Fee	$ 15,310
Offering Note
(1)	This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).